Combined Prospectus - Combined Prospectus: 1	Aug. 28, 2025 USD ($)
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price of Securities Previously Registered	$ 64,883,938.57
Form Type	N-2
File Number	333-281818
Initial Effective Date	Aug. 28, 2024